Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (23,251,435)	$ (15,635,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	706,779	787,522
Stock-based compensation	927,996	176,308
Noncash interest expense on loans	121,160	48,848
Revaluation of preferred stock warrant liability	(241,478)	(44,576)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,769,605)	114,302
Restricted cash	102,000	92,000
Accounts payable and accrued expenses	1,165,353	(343,899)
Net cash used in operating activities	(24,239,230)	(14,805,153)
Investing activities:
Purchase of property and equipment	(140,036)	(21,344)
Net cash used in investing activities	(140,036)	(21,344)
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock and warrants, net	59,918,917
Proceeds from exercise of common stock options	83,555	2,910
Proceeds from exercise of preferred stock warrants	550,000
Net proceeds from debt issuance		5,300,000
Repayment of loans payable	(4,946,667)	(797,863)
Net cash provided by financing activities	55,605,805	4,505,047
Net increase (decrease) in cash and cash equivalents	31,226,539	(10,321,450)
Cash and cash equivalents, beginning of period	6,738,659	17,060,109
Cash and cash equivalents-end of period	37,965,198	6,738,659
Supplemental disclosure of cash flow information:
Cash paid for interest	84,535	148,351
Fair value of preferred stock warrants issued		$ 101,707